Summary of Assets Held for Sale (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale	$ 31.0	$ 47.0
Arctic Platinum [Member]
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale	31.0	31.0
Yanfolila
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale		$ 16.0	[1],[2]

[1]	Refer to note 4 for details on the impairment in fiscal 2013.
[2]	Refer to note 3 for details on the disposal of Yanfolila during fiscal 2014.